Equity (Details 1)	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Number of Share Options
Beginning balance | shares
Granted | shares	1,350,500
Expired, forfeited or cancelled | shares
Ending balance | shares	1,350,500
Exercisable | shares	421,500
Beginning balance | $ / shares
Granted | $ / shares	4.72
Expired, forfeited or cancelled | $ / shares
Ending balance | $ / shares	4.72
Exercisable | $ / shares	$ 4.11
Weighted Average Remaining Contractual Term	5 years 4 months 13 days
Exercisable	7 years 9 months 25 days
Aggregate Intrinsic Value
Beginning balance | $
Granted | $
Expired, forfeited or cancelled | $
Ending balance | $